FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE R - FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been estimated by the Company using the provisions of ASC Topic 825, Financial Instruments (“ASC 825”), which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. ASC 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Cash Equivalents - The carrying amounts reported in the balance sheets for cash and cash equivalents approximate the fair value of those assets.

Investment Securities Available for Sale and Investment Securities Held to Maturity - Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Federal Home Loan Bank Stock - The fair value for FHLB stock is its carrying value, since this is the amount for which it could be redeemed. There is no active market for this stock and the Company, in order to be a member of the FHLB, is required to maintain a minimum investment.

Loans Held for Sale - Fair values of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices.

Loans Receivable - The fair values for loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms and credit ratings for the same remaining maturities, adjusted for the allowance for loan losses.

FDIC Indemnification Asset - The fair value for the FDIC indemnification asset is estimated based on discounted future cash flows using current discount rates.

Investment in Life Insurance - The carrying value of life insurance approximates fair value because this investment is carried at cash surrender value, as determined by the insurer.

Accrued Interest Receivable and Accrued Interest Payable - The carrying amount of accrued interest is assumed to approximate fair value.

Deposits - The fair values disclosed for deposits with no stated maturity (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for deposits with a stated maturity date (time deposits) are estimated using a discounted cash flow calculation that applies interest rates currently being offered on these accounts to a schedule of aggregated expected monthly maturities on time deposits.

Short-term Borrowings and Long-Term Debt - Rates currently available to the Company for borrowings and debt with similar terms and remaining maturities are used to estimate fair value of the existing debt.

Derivative Financial Instruments - Fair values for derivatives are based values from third parties typically determined using widely accepted discounted cash flow models or Level 2 measurements.

Financial Instruments with Off-Balance Sheet Risk - The fair value of financial instruments with off-balance sheet risk discussed in Note P is not material.

The estimated carrying and fair values of the Company’s financial instruments at December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Financial assets:
Cash and cash equivalents	$55,829	$55,829	$30,087	$30,087
Investment securities available for sale	282,221	282,221	352,871	352,871
Investment securities held to maturity	97,036	96,342	6,000	5,280
Federal Home Loan Bank stock	9,159	9,159	9,146	9,146
Loans held for sale	9,596	9,596	6,751	6,751
Loans receivable, net	1,678,475	1,670,586	1,483,367	1,481,315
Accrued interest receivable	10,174	10,174	10,363	10,363
FDIC indemnification asset	91,851	91,851	69,493	69,493
Investment in bank-owned life insurance	48,294	48,294	46,607	46,607
Financial liabilities:
Demand deposits and savings	$1,055,090	$1,055,090	$948,609	$948,609
Time deposits	1,063,097	1,080,175	879,461	905,670
Short-term borrowings	70,211	70,211	60,207	60,207
Long-term debt	93,713	86,144	97,713	88,315
Accrued interest payable	1,379	1,379	1,554	1,554
On-balance sheet derivative financial instruments:
Derivative agreements – asset:
Interest rate swap agreements	$-	$-	$255	$255
Interest rate cap agreement	634	634	5,754	5,754